Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Schedule Of Income Statement Of Discontinued Operations

The results of Calyxt are as follows :

	For the year ended December 31,
	2021	2022	2023 **

Revenues and other income	28,475	157	43
Operating expenses	(55,671)	(21,342)	(10,944)
Operating income (loss)	(27,196)	(21,186)	(10,901)
Net Financial gain (loss)	(1,162)	5,840	(3,307)
Profit from deconsolidation			22,600
Net income (loss) from discontinued operations and gain on deconsolidation	(28,358)	(15,345)	8,392

** Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

The earning per share attributable to Calyxt is as follows :17

	For the year ended December 31,
	2021	2022	2023 **

Basic and diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share) from discontinued operations	(0.39)	(0.16)	0.28

** Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation

Calyxt [Member]
Schedule Of Income Statement Of Discontinued Operations [Line Items]
Disclosure Of Detailed Information About Assets And Liabilities Held For Sale Discontinued Operations Explanatory

The major classes of assets and liabilities of Calyxt classified as held for sale are as follows:

	As of December 31,	As of May 31,	As of December 31,
	2022	2023	2023

Intangible assets	697	697	-
Property, plant, and equipment	4,110	4,118	-
Right-of-use assets	13,263	13,139	-
Other non-current assets	-	-	-
Other current assets	272	119	-
Cash and cash equivalents	3,427	1,642	-
Total assets held for sale	21,768	19,714	-

Non-current lease debts	13,387	13,140	-
Other non-current liabilities	-	-	-
Current financial liabilities	267	5,647	-
Current lease debts	463	406	-
Trade payables	747	4,097	-
Other current liabilities	-	301	-
Total liabilities related to assets held for sale	14,864	23,592	-

Net assets held for sale	6,903	(3,878)	-

Schedule Of Cash Flow Statement Of Discontinued Operations

The net cash flows incurred by Calyxt are as follows:

	For the year ended December 31,
	2021	2022	2023 **

Net cash flows provided by (used in) operating activities of discontinued operations	(16,746)	(18,601)	(3,644)
Net cash flows provided by (used in) investing activities of discontinued operations	10,979	(446)	79
Net cash flows provided by (used in) financing activities of discontinued operations	2,294	8,650	1,781
(Decrease) increase in cash and cash equivalents	(3,473)	(10,396)	(1,784)

** Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation